SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions under the Black- Scholes option-pricing model for estimation of fair value of options
	2010	2011

Average risk-free rate of return	2.68%	2.16% – 2.27%
Expected term	5.88 years	5.88 years
Volatility rate	59.05%	56.33% - 56.37%
Expected dividend yield	—	—

Summary of stock option activity

	Shares	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value

Options outstanding at January 1, 2012	76,510,625	$0.16
Forfeited	(3,705,014)	$0.16
Exercised	(58,317)	$0.16
Options outstanding at December 31, 2012	72,747,294	$0.16	6.0	—
Options vested or expected to vest	72,339,639	$0.16	6.0	—
Options exercisable	68,206,188	$0.16	5.9	—